UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders.

COHEN & STEERS REAL ASSETS FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2014. The net asset values (NAV) per share at that date were $10.55, $10.51, $10.57, $10.58 and $10.55 for Class A, Class C, Class I, Class R and Class Z shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2014
Cohen & Steers Real Assets Fund—Class A	10.04%
Cohen & Steers Real Assets Fund—Class C	9.64%
Cohen & Steers Real Assets Fund—Class I	10.14%
Cohen & Steers Real Assets Fund—Class R	9.89%
Cohen & Steers Real Assets Fund—Class Z	10.09%
Linked Blended Benchmark[a]	9.26%
Consumer Price Index +4%[a]	3.32%
MSCI World Index—net[a]	6.18%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs less than one year from purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. equity holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark, which does not use fair value pricing.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and realized gains are a return of capital distributed from the Fund's assets.

a  For benchmark descriptions, see page 5.

COHEN & STEERS REAL ASSETS FUND, INC.

Investment Review

The period was favorable for many equity and fixed income asset classes, aided by a decline in sovereign bond yields around the world. Real asset categories collectively outperformed the global equity market, benefiting from generally improving fundamentals and, in a number of cases, heightened geopolitical uncertainty that increased demand for more-defensive assets.

Real estate stocks performed particularly well, led by U.S. Real Estate Investment Trusts (REITs), which registered strong gains after underperforming the broader equity market in 2013. Fundamentals continued to improve for all types of U.S. real estate, driving solid returns across the REIT landscape. The story was mostly positive internationally as well. Many European real estate markets had sizable gains, lifted by the expectations and reality of new stimulus measures from the European Central Bank. Japan was the only major real estate market to decline in the period, hindered by generally disappointing economic data and weakness in certain developers.

Infrastructure stocks also benefited from low interest rates and favorable fundamentals. Pipeline companies were standouts, with investors noting the sector's strong cash-flow growth and enhanced growth outlook. And in a period of low bond yields, electric utilities' high income and moderately improving fundamental outlook were valued highly by the market.

Commodities had overall positive, although mixed, performance. Within the energy group, crude oil prices rose amid strong product demand and geopolitical unrest. West Texas Intermediate crude outperformed Brent crude, aided by declining inventories in Cushing, Oklahoma; both products peaked in mid-June based on new turmoil in Iraq. Gold had a positive return as mixed macro data and geopolitical risks generally supported the safe-haven asset. The base metal group underperformed, although returns picked up late in the period amid an improving macro backdrop in China, a key consumer of metals such as copper.

Performance for natural resource stocks also varied. Rising oil prices resulted in strong gains for North American-based exploration and production companies. Oil majors and service companies also performed well, with many stocks reaching multi-year highs. Metals and mining equities had relatively modest returns, reflecting the performance of the underlying commodities.

Fund Performance

The Fund had a positive total return in the period and outperformed its blended benchmark. The Fund's allocation to real estate and infrastructure stocks and commodities contributed the most to its positive absolute return in the period; its positions in natural resource stocks and gold helped returns.

With respect to top-down allocations, our underweights in infrastructure and real estate stocks slightly detracted from performance. Security selection had a much more meaningful and positive effect on relative performance, with particularly good results in the commodities, infrastructure and real estate sleeves.

Impact of Derivatives on Fund Performance

The Fund used derivatives in the form of options for hedging purposes. These contracts did not have a material effect on the Fund's performance for the six-month period ended June 30, 2014.

COHEN & STEERS REAL ASSETS FUND, INC.

Investment Outlook

We continue to overweight global natural resource stocks, reflecting our favorable view on the group's relative valuations and improved momentum. Among energy stocks, we favor companies with onshore North American operations, which we believe should be unaffected by geopolitical disputes. We also like packaged food companies, which in our view stand to benefit from higher protein prices.

We also maintain an overweight in commodities. We feel oil prices generally will stabilize and drift higher through year-end based on low inventory levels at Cushing, Oklahoma, high refinery utilization in the U.S., weak North Sea production and the continued geopolitical unrest spreading throughout the Middle East/North Africa region. We also have a positive view of U.S. natural gas based on the potential for a boost in demand from U.S. liquefied natural gas (LNG) exports, coal plant retirements and petrochemical capacity expansions. Within precious metals, we prefer the platinum group, where demand remains robust amid strong auto sales, especially in Europe. We are underweight gold, partly based on our view that a gradual return to more normalized interest rates will be a headwind for bullion demand.

We are underweight real estate and infrastructure companies, largely due to relative valuations as compared to natural resource stocks and commodities. However, we see sources of opportunity in both strategies, including economically sensitive U.S. REITs, high-quality European mall and shopping center landlords, and Singapore industrial REITs that have strong development projects in China's bustling port cities. Within infrastructure, the pipeline subsector remains attractive to us, especially given greater North American energy production and cost competitiveness in global markets.

COHEN & STEERS REAL ASSETS FUND, INC.

Sincerely,

  ROBERT H. STEERS

  Chairman

VINCENT L. CHILDERS	JON CHEIGH
Portfolio Manager	Portfolio Manager

YIGAL D. JHIRAD	Nick Koutsoftas
Portfolio Manger	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of publication. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories focused on global listed real estate, commodities, global listed infrastructure & MLPs, as well as preferred securities and large cap value equities.

COHEN & STEERS REAL ASSETS FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For the Periods Ended June 30, 2014

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	10.95%[a]	14.54%[b]	—	—	—
1 Year (without sales charge)	16.17%	15.54%	16.59%	16.12%	16.35%
Since Inception[c] (with sales charge)	1.39%[a]	2.66%	—	—	—
Since Inception[c] (without sales charge)	3.35%	2.66%	3.70%	3.20%	3.48%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2014, prospectuses were as follows: Class A—2.16% and 1.35%; Class C—2.81% and 2.00%; Class I—1.86% and 1.00%; Class R—2.31% and 1.50%; and Class Z—1.96% and 1.15%. Through June 30, 2015, the investment advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred so that the Fund's total annual operating expenses which include the expenses of the subsidiary (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.50% for Class R shares and 1.15% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1.00%.

c  Inception date of January 31, 2012.

Benchmark descriptions:

The linked blended benchmark is represented by the performance of the blended benchmark consisting of 30% FTSE EPRA/NAREIT Developed Real Estate Index—net, 30% Dow Jones-UBS Commodity Index, 20% S&P Global Natural Resources Index—net, 12.5% BofA Merrill Lynch 1-3 Year Global Corporate Index and 7.5% Gold Index from January 1, 2013 through September 30, 2013 and the blended benchmark consisting of 27.5% FTSE EPRA/NAREIT Developed Real Estate Index—net, 27.5% Dow Jones-UBS Commodity Index, 15% S&P Global Natural Resources Index—net, 10% BofA Merrill Lynch 1-3 Year U.S. Corporate Index, 5% Gold Index and 15% Dow Jones-Brookfield Global Infrastructure Index from October 1, 2013 through June 30, 2014. The FTSE EPRA/NAREIT Developed Real Estate Index is

COHEN & STEERS REAL ASSETS FUND, INC.

Performance Review (Unaudited)—(Continued)

an unmanaged market-weighted total return index which consists of approximately 317 companies from 23 countries whose floats are larger than $100 million and which derive more than half of their revenue from property-related activities and is net of dividend withholding taxes. The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities. These commodities are traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (LME). The S&P Global Natural Resources Index includes 92 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements and is net of dividend withholding taxes. The BofA Merrill Lynch 1-3 Year Global Corporate Index is a subset of the BofA Merrill Lynch Global Corporate Index including all securities with a remaining term to final maturity less than 3 years. The Gold Index is represented by the gold spot price in U.S. dollars per Troy ounce. The BofA Merrill Lynch 1-3 Year U.S. Corporate Index is a subset of the BofA Merrill Lynch U.S. Corporate Index including all securities with a remaining term to final maturity less than 3 years. The Dow Jones-Brookfield Global Infrastructure Index measures the stock performance of companies that exhibit strong infrastructure characteristics. Index components are required to have more than 70% of cash flows derived from the following infrastructure sectors: Airports, Toll Roads, Ports, Communications, Electricity Transmission & Distribution, Oil & Gas Storage & Transportation, Water, Diversified (multiple sectors). The index intends to measure all sectors of the infrastructure market. The Consumer Price Index (CPI) is a broad measure of average price changes for a diverse basket of goods and services. The CPI is focused on items typically purchased by urban consumers, across diverse households and geographies. The benchmark is represented by the change in the CPI +4% per year. The MSCI World Index—net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and is net of dividend withholding taxes. The MSCI World Index—net consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

The comparative indexes are not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. The Fund's performance assumes the reinvestment of all dividends and distributions at NAV. For more information, including charges and expenses, please read the prospectus carefully before you invest.

COHEN & STEERS REAL ASSETS FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014—June 30, 2014.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS REAL ASSETS FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period[a] January 1, 2014– June 30, 2014
Class A
Actual (10.04% return)	$1,000.00	$1,100.40	$7.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.10	$6.76
Class C
Actual (9.64% return)	$1,000.00	$1,096.40	$10.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.88	$9.99
Class I
Actual (10.14% return)	$1,000.00	$1,101.40	$5.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.01
Class R
Actual (9.89% return)	$1,000.00	$1,098.90	$7.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.36	$7.50
Class Z
Actual (10.09% return)	$1,000.00	$1,100.90	$5.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.09	$5.76

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized expense ratios of 1.35%, 2.00%, 1.00%, 1.50% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses that were assumed by the investment advisor, the annualized expense ratios would have been 1.86%, 2.51%, 1.53%, 2.01% and 1.66%, respectively.

COHEN & STEERS REAL ASSETS FUND, INC.

June 30, 2014
Top Ten Holdingsa
(Unaudited)

Security	Value	% of Net Assets
iShares Gold Trust ETF	$6,114,136	3.6
Exxon Mobil Corp.	1,802,172	1.1
Mitsui Fudosan Co., Ltd.	1,787,158	1.0
BP PLC	1,781,786	1.0
BHP Billiton PLC	1,524,006	0.9
Williams Cos. (The)	1,263,506	0.7
Simon Property Group	1,214,343	0.7
Mitsubishi Estate Co., Ltd.	1,209,703	0.7
American Tower Corp.	1,179,818	0.7
Sempra Energy	1,124,166	0.7

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Consolidated Schedule of Investments for additional details on such other positions.

Strategy Breakdownb

(Unaudited)

b  The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivative exposure.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

		Number of Shares	Value
COMMON STOCK	60.7%
AUSTRALIA	2.2%
ENERGY—OIL & GAS	0.2%
Woodside Petroleum Ltd.		8,792	$340,487
MATERIALS—METALS & MINING	0.1%
Fortescue Metals Group Ltd.		61,500	252,262
REAL ESTATE	1.6%
DIVERSIFIED	0.2%
Dexus Property Group		385,103	403,077
INDUSTRIALS	0.4%
Goodman Group		141,716	674,837
RETAIL	0.8%
CFS Retail Property Trust		97,038	186,664
Scentre Group[a]		141,553	427,128
Westfield Corp.		113,606	765,942
			1,379,734
SELF STORAGE	0.2%
National Storage REIT		302,663	362,453
TOTAL REAL ESTATE			2,820,101
TOLL ROADS	0.3%
Transurban Group		63,989	445,901
TOTAL AUSTRALIA			3,858,751
AUSTRIA	0.3%
AIRPORTS
Flughafen Wien AG		5,361	499,176
BERMUDA	0.2%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)[a]		25,860	376,004
BRAZIL	1.0%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.5%
BRF SA, ADR (USD)		38,200	928,642
ENERGY—OIL & GAS	0.1%
Petroleo Brasileiro SA, ADR (USD)[a]		9,200	134,596

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
MATERIALS—METALS & MINING	0.4%
Gerdau SA, ADR (USD)		33,300	$196,137
Vale SA, ADR (USD)		40,700	538,461
			734,598
TOTAL BRAZIL			1,797,836
CANADA	3.8%
ENERGY—OIL & GAS	0.4%
Canadian Natural Resources Ltd.		5,869	269,675
Suncor Energy		9,300	396,561
			666,236
GOLD	0.5%
Sprott Physical Gold Trust ETF (USD)[a]		80,300	884,103
MATERIALS	1.3%
CHEMICALS	0.6%
Potash Corp. of Saskatchewan (USD)		26,600	1,009,736
METALS & MINING	0.7%
Barrick Gold Corp. (USD)		34,152	624,982
Goldcorp (USD)		10,423	290,906
Lundin Mining Corp.[a]		42,800	235,449
			1,151,337
TOTAL MATERIALS			2,161,073
PIPELINES—C-CORP	1.2%
AltaGas Ltd.		11,126	511,751
Enbridge		22,426	1,064,082
Inter Pipeline Ltd.		16,762	520,273
			2,096,106
REAL ESTATE—OFFICE	0.4%
Allied Properties Real Estate Investment Trust		12,993	430,441
Brookfield Canada Office Properties		8,437	217,834
			648,275
TOTAL CANADA			6,455,793

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
CHILE	0.3%
WATER
Aguas Andinas SA, Class A		747,752	$471,612
COLUMBIA	0.2%
ENERGY
Ecopetrol SA, ADR (USD)		8,000	288,400
FRANCE	1.7%
ENERGY—OIL & GAS	0.6%
Total SA		14,070	1,016,862
REAL ESTATE	0.6%
DIVERSIFIED	0.2%
Gecina SA		2,710	395,201
RETAIL	0.4%
Klepierre		4,836	246,435
Unibail-Rodamco		1,358	395,053
			641,488
TOTAL REAL ESTATE			1,036,689
TOLL ROADS	0.5%
Groupe Eurotunnel SA		67,966	919,212
TOTAL FRANCE			2,972,763
GERMANY	0.4%
MATERIALS—METALS & MINING	0.1%
ThyssenKrupp AGa		7,700	224,473
REAL ESTATE	0.3%
RESIDENTIAL	0.1%
Deutsche Annington Immobilien SE		5,723	168,406
Deutsche Wohnen AG		386	8,325
			176,731
RETAIL	0.2%
Deutsche Euroshop AG		6,586	325,558
TOTAL REAL ESTATE			502,289
TOTAL GERMANY			726,762

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
HONG KONG	2.6%
ENERGY—OIL & GAS	0.1%
CNOOC Ltd.		101,200	$182,281
GAS DISTRIBUTION	0.4%
Hong Kong and China Gas Co., Ltd.		287,300	629,433
MARINE PORTS	0.3%
China Merchants Holdings International Co., Ltd.		154,000	479,859
REAL ESTATE	1.8%
DIVERSIFIED	1.0%
Henderson Land Development Co., Ltd.		46,900	274,729
New World Development Co., Ltd.		299,000	340,264
Sun Hung Kai Properties Ltd.		66,722	915,981
Wharf Holdings Ltd.		24,000	173,410
			1,704,384
OFFICE	0.4%
Hongkong Land Holdings Ltd. (USD)		95,000	633,650
RESIDENTIAL	0.1%
China Overseas Land & Investment Ltd.		100,812	244,538
RETAIL	0.3%
Link REIT		97,000	521,896
TOTAL REAL ESTATE			3,104,468
TOTAL HONG KONG			4,396,041
IRELAND	0.1%
REAL ESTATE—DIVERSIFIED
Hibernia REIT PLC[a]		95,037	144,449
ITALY	1.2%
COMMUNICATIONS—TOWERS	0.3%
Ei Towers S.p.A.[a]		8,760	473,805
ENERGY—OIL & GAS	0.6%
Eni S.p.A.		37,630	1,029,505
TOLL ROADS	0.3%
Atlantia S.p.A.		16,965	483,652
TOTAL ITALY			1,986,962

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
JAPAN	4.8%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.1%
NH Foods Ltd.		9,200	$179,723
GAS DISTRIBUTION	0.3%
Osaka Gas Co., Ltd.		129,000	542,461
INDUSTRIAL—MACHINERY	0.3%
Kubota Corp.		38,000	538,650
MATERIALS—METALS & MINING	0.5%
JFE Holdings		13,700	282,777
Nippon Steel & Sumitomo Metal Corp.		174,400	557,777
			840,554
RAILWAYS	0.3%
Central Japan Railway Co.		4,000	570,554
REAL ESTATE	3.3%
DIVERSIFIED	2.2%
Activia Properties		25	219,881
Mitsubishi Estate Co., Ltd.		49,000	1,209,703
Mitsui Fudosan Co., Ltd.		53,000	1,787,158
Nomura Real Estate Master Fund		151	184,530
Sumitomo Realty & Development Co., Ltd.		9,000	386,190
			3,787,462
INDUSTRIAL	0.6%
Hulic Co., Ltd.		53,700	707,660
Industrial & Infrastructure Fund Investment Corp.		14	125,344
Nippon Prologis REIT		67	156,216
			989,220
OFFICE	0.5%
Japan Prime Realty Investment Corp.		37	132,762
Japan Real Estate Investment Corp.		57	331,968
Mori Hills REIT Investment Corp.		226	327,494
			792,224
TOTAL REAL ESTATE			5,568,906
TOTAL JAPAN			8,240,848

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
JERSEY	0.7%
MATERIALS—METALS & MINING	0.6%
Glencore International PLC (GBP)		168,800	$940,463
REAL ESTATE—RETAIL	0.1%
Atrium European Real Estate Ltd. (EUR)		33,734	201,582
TOTAL JERSEY			1,142,045
LUXEMBOURG	0.1%
MATERIALS—METALS & MINING
ArcelorMittal SA		10,800	160,159
MEXICO	0.5%
AIRPORTS	0.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR		8,652	585,048
REAL ESTATE—OFFICE	0.2%
Concentradora Fibra Danhos SA de CV		90,174	243,064
TOTAL MEXICO			828,112
NETHERLANDS	0.5%
REAL ESTATE
OFFICE	0.2%
Nieuwe Steen Investments NV		47,974	302,178
RETAIL	0.3%
Corio NV		7,926	404,820
Wereldhave NV		2,142	199,153
			603,973
TOTAL NETHERLANDS			906,151
NORWAY	0.5%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.2%
Marine Harvest ASA		25,170	343,665
MATERIALS—CHEMICALS	0.2%
Yara International ASA		6,000	300,594
REAL ESTATE—OFFICE	0.1%
Norwegian Property ASA[a]		133,966	164,895
TOTAL NORWAY			809,154

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
RUSSIA	0.7%
ENERGY—OIL & GAS	0.3%
Gazprom OAO, ADR		34,700	$302,410
Lukoil OAO, ADR		2,300	137,333
			439,743
MATERIALS	0.4%
CHEMICALS	0.2%
Uralkali OJSC (USD)		12,900	297,345
METALS & MINING	0.2%
MMC Norilsk Nickel OJSC, ADR (USD)		22,100	437,801
TOTAL MATERIALS			735,146
TOTAL RUSSIA			1,174,889
SINGAPORE	1.1%
CONSUMER STAPLES—FOOD PRODUCTS	0.3%
Golden Agri-Resources Ltd.		291,500	129,748
Wilmar International Ltd.		104,000	266,068
			395,816
REAL ESTATE	0.8%
DIVERSIFIED	0.3%
Capitaland Ltd.		212,000	544,069
HOTEL	0.1%
City Developments Ltd.		26,000	213,313
INDUSTRIALS	0.4%
Global Logistic Properties Ltd.		300,000	649,611
TOTAL REAL ESTATE			1,406,993
TOTAL SINGAPORE			1,802,809
SOUTH KOREA	0.1%
MATERIALS—METALS & MINING
POSCO		730	219,332
SPAIN	0.9%
ELECTRIC—REGULATED ELECTRIC	0.3%
Red Electrica Corp. SA		5,240	479,299

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
ENERGY—OIL & GAS	0.1%
Repsol SA		5,100	$134,501
REAL ESTATE—DIVERSIFIED	0.1%
Hispania Activos Inmobiliarios SAa		10,868	150,378
Lar Espana Real Estate Socimi SAa		10,773	140,139
			290,517
TOLL ROADS	0.4%
Ferrovial SA		30,553	680,466
TOTAL SPAIN			1,584,783
SWEDEN	0.3%
REAL ESTATE—DIVERSIFIED
Hemfosa Fastigheter ABa		13,376	224,717
Kungsleden AB		48,212	362,588
TOTAL SWEDEN			587,305
SWITZERLAND	0.7%
AIRPORTS	0.3%
Flughafen Zuerich AG		996	612,111
MATERIALS—CHEMICALS	0.4%
Syngenta AG		1,800	670,433
TOTAL SWITZERLAND			1,282,544
UNITED KINGDOM	6.8%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.4%
Associated British Foods PLC		14,700	767,054
ELECTRIC	0.5%
INTEGRATED ELECTRIC	0.0%
Abengoa Yield PLC (USD)[a]		1,918	72,539
REGULATED ELECTRIC	0.5%
National Grid PLC		58,020	834,081
TOTAL ELECTRIC			906,620
ENERGY	1.7%
INTEGRATED OIL & GAS	0.5%
BG Group PLC		11,300	238,834
Royal Dutch Shell PLC		15,591	678,401
			917,235

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
OIL & GAS	1.0%
BP PLC		202,200	$1,781,786
OIL & GAS EQUIPMENT & SERVICES	0.2%
Ensco PLC, Class A (USD)		4,500	250,065
TOTAL ENERGY			2,949,086
MATERIALS—METALS & MINING	1.2%
Anglo American PLC		22,500	550,643
BHP Billiton PLC		47,129	1,524,006
			2,074,649
PIPELINES—MLP	0.3%
Seadrill Partners LLC (USD)		16,604	550,589
REAL ESTATE	2.4%
DIVERSIFIED	1.6%
British Land Co., PLC		40,278	484,245
Hammerson PLC		98,662	979,331
Land Securities Group PLC		63,065	1,118,149
Londonmetric Property PLC		67,538	156,155
			2,737,880
INDUSTRIALS	0.2%
Segro PLC		47,916	283,076
OFFICE	0.3%
Derwent London PLC		9,123	418,275
SELF STORAGE	0.3%
Big Yellow Group PLC		69,318	588,409
TOTAL REAL ESTATE			4,027,640
WATER	0.3%
Pennon Group PLC		33,247	446,656
TOTAL UNITED KINGDOM			11,722,294
UNITED STATES	29.0%
COMMUNICATIONS—TOWERS	1.4%
American Tower Corp.		13,112	1,179,818
Crown Castle International Corp.		10,114	751,066
SBA Communications Corp., Class Aa		4,661	476,820
			2,407,704

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
CONSUMER STAPLES—FOOD PRODUCTS	0.4%
Pilgrim's Pride Corp.[a]		19,200	$525,312
Pinnacle Foods		3,900	128,310
			653,622
CONSUMER—NON-CYCLICAL	1.6%
AGRICULTURE	0.9%
Archer-Daniels-Midland Co.		20,800	917,488
Bunge Ltd.		9,120	689,837
			1,607,325
FOOD PRODUCTS	0.7%
Ingredion		4,100	307,664
Tyson Foods, Class A		21,400	803,356
			1,111,020
TOTAL CONSUMER—NON-CYCLICAL			2,718,345
ELECTRIC	0.6%
INTEGRATED ELECTRIC	0.0%
NextEra Energy Partners LPa		1,737	58,207
REGULATED ELECTRIC	0.6%
CMS Energy Corp.		15,709	489,335
PG&E Corp.		9,747	468,051
			957,386
TOTAL ELECTRIC			1,015,593
ENERGY	2.5%
ENERGY EQUIPMENT & SERVICES	0.1%
Diamond Offshore Drilling		4,000	198,520
OIL & GAS	2.4%
Anadarko Petroleum Corp.		1,233	134,976
Apache Corp.		4,100	412,542
ConocoPhillips		3,464	296,969
Devon Energy Corp.		9,500	754,300
EOG Resources		650	75,959
Exxon Mobil Corp.		17,900	1,802,172

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
Phillips 66		2,200	$176,946
SM Energy Co.		5,700	479,370
			4,133,234
TOTAL ENERGY			4,331,754
GAS DISTRIBUTION	0.7%
Sempra Energy		10,736	1,124,166
GOLD	3.6%
iShares Gold Trust ETF[a]		474,700	6,114,136
INDUSTRIALS—BUILDING PRODUCTS	0.1%
CARBO Ceramics		1,000	154,120
MATERIALS	1.9%
CHEMICALS	0.9%
Monsanto Co.		8,700	1,085,238
Mosaic Co. (The)		8,600	425,270
			1,510,508
METALS & MINING	1.0%
Alcoa		20,400	303,756
Freeport-McMoRan Copper & Gold		8,350	304,775
Newmont Mining Corp.		9,300	236,592
Nucor Corp.		4,200	206,850
Southern Copper Corp.		11,700	355,329
Stillwater Mining Co.[a]		18,000	315,900
			1,723,202
TOTAL MATERIALS			3,233,710
PIPELINES	3.5%
PIPELINES—C-CORP	1.6%
Plains GP Holdings LP, Class A		19,741	631,514
SemGroup Corp., Class A		11,756	926,961
Williams Cos. (The)		21,706	1,263,506
			2,821,981
PIPELINES—MLP	1.9%
Access Midstream Partners LP		6,961	442,372
Energy Transfer Equity LP		12,891	759,796
EQT Midstream Partners LP		10,787	1,043,534

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
NGL Energy Partners LP		12,513	$542,313
Summit Midstream Partners LP		9,256	470,668
			3,258,683
TOTAL PIPELINES			6,080,664
REAL ESTATE	12.2%
DIVERSIFIED	1.3%
American Assets Trust		11,816	408,243
American Realty Capital Properties		62,248	779,967
AmREIT		24,453	447,490
Forest City Enterprises, Class Aa		10,072	200,131
Vornado Realty Trust		3,063	326,914
			2,162,745
HEALTH CARE	0.9%
Aviv REIT		12,921	363,985
Brookdale Senior Living[a]		5,791	193,072
Omega Healthcare Investors		11,146	410,842
Physicians Realty Trust		13,468	193,804
Ventas		7,320	469,212
			1,630,915
HOTEL	1.1%
Ashford Hospitality Prime		11,897	204,152
DiamondRock Hospitality Co.		16,597	212,774
Hilton Worldwide Holdings[a]		13,881	323,427
Host Hotels & Resorts		15,592	343,180
La Quinta Holdings[a]		16,085	307,867
Strategic Hotels & Resorts[a]		30,797	360,633
Sunstone Hotel Investors		10,074	150,405
			1,902,438
INDUSTRIALS	0.6%
First Industrial Realty Trust		12,493	235,368
Prologis		14,868	610,926
STAG Industrial		8,610	206,726
			1,053,020

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
OFFICE	2.2%
CommonWealth REIT		2,712	$71,380
Corporate Office Properties Trust		15,987	444,598
Douglas Emmett		14,617	412,492
Empire State Realty Trust, Class A		29,269	482,938
Kilroy Realty Corp.		10,784	671,628
Mack-Cali Realty Corp.		11,151	239,523
Parkway Properties		23,100	477,015
Piedmont Office Realty Trust		19,386	367,171
SL Green Realty Corp.		6,146	672,434
			3,839,179
RESIDENTIAL	2.3%
APARTMENT	2.0%
American Homes 4 Rent, Class A		24,809	440,608
Education Realty Trust		19,986	214,650
Equity Residential		14,523	914,949
Essex Property Trust		3,049	563,790
Home Properties		8,679	555,109
UDR		27,278	780,969
			3,470,075
MANUFACTURED HOME	0.3%
Sun Communities		4,422	220,393
TRI Pointe Homes[a]		11,000	172,920
			393,313
TOTAL RESIDENTIAL			3,863,388
SELF STORAGE	0.9%
CubeSmart		13,687	250,746
Extra Space Storage		6,933	369,182
Public Storage		2,469	423,063
Sovran Self Storage		6,437	497,258
			1,540,249
SHOPPING CENTERS	2.7%
COMMUNITY CENTER	1.2%
Brixmor Property Group		14,157	324,903
Kimco Realty Corp.		16,062	369,105

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
Ramco-Gershenson Properties Trust		11,856	$197,047
Regency Centers Corp.		10,031	558,526
Retail Properties of America, Class A		15,563	239,359
Washington Prime Group[a]		3,379	63,323
Weingarten Realty Investors		7,935	260,585
			2,012,848
REGIONAL MALL	1.5%
General Growth Properties		20,231	476,642
Glimcher Realty Trust		41,113	445,254
Macerich Co. (The)		6,450	430,537
Simon Property Group		7,303	1,214,343
			2,566,776
TOTAL SHOPPING CENTERS			4,579,624
SPECIALTY	0.2%
CyrusOne		17,040	424,296
TOTAL REAL ESTATE			20,995,854
SHIPPING	0.5%
Teekay Corp. (Marshall Islands)		13,671	851,020
TOTAL UNITED STATES			49,680,688
TOTAL COMMON STOCK (Identified cost—$94,635,395)			104,115,662
PREFERRED SECURITIES—$25 PAR VALUE	3.8%
NETHERLANDS	0.5%
INSURANCE—MULTI-LINE—FOREIGN
ING Groep N.V., 7.375% (USD)		33,000	852,720
UNITED KINGDOM	0.6%
BANKS—FOREIGN
Barclays Bank PLC, 8.125%, Series V (USD)		36,000	930,960
National Westminster Bank PLC, 7.76%, Series C (USD)		3,123	82,041
TOTAL UNITED KINGDOM			1,013,001
UNITED STATES	2.7%
BANKS	0.2%
Countrywide Capital V, 7.00%, due 11/1/36		10,000	260,000

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
ELECTRIC—INTEGRATED	0.5%
Southern California Edison Co., 4.63%, Series D ($100 Par Value) (FRN)		9,031	$927,371
INSURANCE	0.6%
Principal Financial Group, 5.563%, Series A ($100 Par Value)		10,860	1,103,648
REAL ESTATE	0.9%
DIVERSIFIED	0.5%
Vornado Realty LP, due 10/1/39		33,000	842,160
HOTEL	0.4%
LaSalle Hotel Properties, 7.25%, Series G		11,021	280,870
Strategic Hotels & Resorts, 8.25%, Series C		16,000	400,000
			680,870
TOTAL REAL ESTATE			1,523,030
UTILITIES	0.5%
Dominion Resources, 8.375%, due 6/15/64, Series A		23,500	599,720
SCANA Corp., 7.70%, due 1/30/65		8,878	233,225
TOTAL UTILITIES			832,945
TOTAL UNITED STATES			4,646,994
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$6,499,957)			6,512,715
PREFERRED SECURITIES—CAPITAL SECURITIES	2.6%
GERMANY	0.1%
BANKS
Dresdner Bank AG/New York NY, 7.25%, due 9/15/15 (USD)		215,000	228,356
ITALY	0.2%
INTEGRATED TELECOMMUNICATIONS SERVICES
Telecom Italia Capital SA, 5.25%, due 10/1/15 (USD)		250,000	261,875
UNITED STATES	2.3%
COMMUNICATIONS	0.5%
American Tower Corp., 7.00%, due 10/15/17		750,000	873,469
INSURANCE	0.5%
American International Group, 4.875%, due 9/15/16		750,000	811,673

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
REAL ESTATE	1.3%
DIVERSIFIED	0.1%
Duke Realty LP, 5.95%, due 2/15/17		169,000	$187,948
FINANCE	1.1%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, due 2/6/17, 144Ab		800,000	802,429
iStar Financial, 4.00%, due 11/1/17		530,000	534,637
iStar Financial, 3.875%, due 7/1/16		150,000	153,375
Reckson Operating Partnership LP, 6.00%, due 3/31/16		300,000	322,999
			1,813,440
RESIDENTIAL—APARTMENT	0.1%
UDR, 5.25%, due 1/15/16, Series MTN		200,000	212,917
TOTAL REAL ESTATE			2,214,305
TOTAL UNITED STATES			3,899,447
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$4,384,531)			4,389,678
		Principal Amount
CORPORATE BONDS	2.7%
UNITED KINGDOM	0.3%
UTILITIES
National Grid PLC, 6.30%, due 8/1/16 (USD)		$520,000	576,153
UNITED STATES	2.4%
BANKS	1.0%
Ally Financial, 8.30%, due 2/12/15		300,000	313,125
Capital One Financial Corp., 6.15%, due 9/1/16		700,000	775,063
Citigroup, 5.00%, due 9/15/14		350,000	353,117
Morgan Stanley, 5.375%, due 10/15/15		175,000	185,358
TOTAL BANKS			1,626,663
REAL ESTATE	0.8%
DIVERSIFIED	0.3%
Duke Realty LP, 7.375%, due 2/15/15		500,000	520,617

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Principal Amount	Value
SHOPPING CENTER—COMMUNITY CENTER	0.5%
DDR Corp., 9.625%, due 3/15/16		$500,000	$572,339
Regency Centers LP, 5.25%, due 8/1/15		325,000	340,408
			912,747
TOTAL REAL ESTATE			1,433,364
TELECOMMUNICATION SERVICES	0.6%
Embarq Corp., 7.082%, due 6/1/16		400,000	445,271
Verizon Communications, 1.76%, due 9/15/16 (FRN)		500,000	514,051
TOTAL TELECOMMUNICATION SERVICES			959,322
TOTAL UNITED STATES			4,019,349
TOTAL CORPORATE BONDS (Identified cost—$4,548,238)			4,595,502
		Number of Contracts
PURCHASED CALL OPTIONS—UNITED STATES	0.0%
Soybean, USD Strike Price 1400, expires 7/25/14[c]		115,000	9,056
TOTAL PURCHASED CALL OPTIONS (Identified cost—$24,704)			9,056
		Number of Warrants
WARRANTS—HONG KONG	0.0%
REAL ESTATE—DIVERSIFIED
Sun Hung Kai Properties Ltd, expires 4/22/16[a]		2,616	3,416
TOTAL WARRANTS (Identified cost—$0)			3,416
		Number of Shares
SHORT-TERM INVESTMENTS	23.3%
MONEY MARKET FUNDS	7.4%
State Street Institutional Treasury Money Market Fund, 0.00%[c,d]		12,700,000	12,700,000

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Principal Amount	Value
U.S. TREASURY BILLS	15.9%
U.S. Treasury Bills, 0.025%, due 7/24/14[c,e]		$27,200,000	$27,199,566
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$39,899,566)			39,899,566
TOTAL INVESTMENTS (Identified cost—$149,992,391)	93.1%		159,525,595
OTHER ASSETS IN EXCESS OF LIABILITIES[f]	6.9		11,843,736
NET ASSETS	100.0%		$171,369,331

Glossary of Portfolio Abbreviations

ADR  American Depositary Receipt

ETF  Exchange-Traded Fund

EUR  Euro Currency

FRN  Floating Rate Note

GBP  Great British Pound

MLP  Master Limited Partnership

REIT  Real Estate Investment Trust

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Non-income producing security.

b  Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.5% of the net assets of the Fund, of which 0.0% are illiquid.

c  All or a portion of this security is held by the Subsidiary.

d  Rate quoted represents the seven-day yield of the Fund.

e  All or a portion of this security has been segregated and/or pledged as collateral for futures contracts. $4,324,775 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC

f  Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at June 30, 2014.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Futures contracts outstanding at June 30, 2014 were as follows:

Number of Contracts[a]		Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
		LONG FUTURES OUTSTANDING
	22	Aluminum HG LME	$1,047,475	November 19, 2014	$27,337
	87	Aluminum HG LME	4,053,656	July 14, 2014	34,649
	68	Aluminum HG LME	3,214,275	September 17, 2014	11,047
	9	Brent Crude Oil	997,290	November 13, 2014	33,419
	64	Brent Crude Oil	7,172,480	August 14, 2014	248,331
	22	Brent Crude Oil	25,080	September 10, 2014	(31,769)
	27	Brent Crude Oil	2,827,710	August 20, 2014	19,352
	14	Coffee C	919,275	September 18, 2014	14,027
	29	Coffee Robusta	584,640	September 30, 2014	28,899
	32	Copper	2,562,800	September 26, 2014	122,119
	167	Corn	3,496,562	September 12, 2014	(251,551)
	5	Gasoline RBOB	631,155	August 29, 2014	11,691
	9	Gold	1,189,800	August 27, 2014	45,920
	19	KC Wheat	665,237	September 12, 2014	(26,415)
	11	Lead LME	591,388	July 14, 2014	15,734
	9	Lead LME	488,138	September 17, 2014	7,779
	22	Lean Hogs[b]	1,168,860	August 14, 2014	24,533
	19	Lean Hogs[b]	865,640	October 14, 2014	50,504
	50	Live Cattle	3,001,500	August 29, 2014	173,782
	32	Natural Gas	1,293,760	April 28, 2015	(11,916)
	9	Natural Gas	369,000	March 29, 2016	(7,958)
	95	Natural Gas	4,218,000	August 27, 2014	(208,430)
	25	Nickel LME	2,847,600	July 16, 2014	203,768
	32	Nickel LME	3,655,104	September 17, 2014	84,533
	23	NY Harbor ULSD	2,883,993	August 29, 2014	3,582
	27	Palladium	2,276,505	September 26, 2014	82,607
	37	Platinum	2,743,365	October 29, 2014	66,757
	32	Silver	3,368,960	September 26, 2014	283,267
	18	Soybean	1,041,525	November 14, 2014	(51,941)
	28	Soybean Meal	1,028,720	December 12, 2014	(92,927)
	55	Soybean Oil	1,291,950	December 12, 2014	(22,703)
	89	Sugar 11	1,795,237	September 30, 2014	(48,384)
	54	Wheat	1,559,250	September 12, 2014	(54,606)
	19	Zinc LME	1,050,819	July 16, 2014	85,656
	24	Zinc LME	1,341,600	June 15, 2015	33,013
	21	Zinc LME	1,165,500	September 15, 2014	51,707
	18	Zinc LME	1,001,587	November 19, 2014	102,216

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Number of Contracts[a]		Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
		SHORT FUTURES OUTSTANDING
	40	Aluminum HG LME	$(1,904,500)	November 19, 2014	$705
	87	Aluminum HG LME	(4,053,656)	July 14, 2014	(18,252)
	4	Aluminum HG LME	(189,075)	September 17, 2014	(4,310)
	13	Brent Crude Oil	(1,371,500)	November 13, 2015	(47,909)
	4	Cattle Feeder	(425,550)	August 28, 2014	(25,415)
	30	Cocoa	(938,100)	September 15, 2014	(10,775)
	23	Copper	(1,840,575)	December 29, 2014	(65,527)
	82	Corn	(1,743,525)	December 12, 2014	242,334
	23	Cotton No. 2	(845,365)	December 8, 2014	26,467
	11	Lead LME	(591,387)	July 14, 2014	(7,806)
	29	Natural Gas	(924,206)	November 27, 2014	22,439
	25	Nickel LME	(2,847,600)	July 16, 2014	(7,228)
	9	NY Harbor ULSD	(1,137,440)	November 28, 2014	16,517
	22	Soybean	(1,462,725)	August 14, 2014	71,949
	67	Sugar 11	(1,442,269)	February 27, 2015	32,017
	19	Zinc LME	(1,050,819)	July 16, 2014	(51,256)
	1	Zinc LME	(55,900)	June 15, 2015	(103)
	3	Zinc LME	(166,500)	September 15, 2014	(9,533)
	18	Zinc LME	(1,001,587)	November 19, 2014	(114,908)
					$1,107,035

a  Represents positions held in the Subsidiary.

b  Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

LME  London Metal Exchange
RBOB  Reformulated Gasoline Blendstock for Oxygen Blending
ULSD  Ultra Low Sulfur Diesel

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$149,992,391)	$159,525,595
Cash	13,255,447
Foreign currency, at value (Identified cost—$43,469)	43,734
Receivable for:
Fund shares sold	2,197,845
Investment securities sold	414,164
Dividends and interest	395,471
Variation margin on futures contracts	179,702
Other assets	12,657
Total Assets	176,024,615
LIABILITIES:
Payable for:
Investment securities purchased	3,886,314
Dividends declared	421,896
Fund shares redeemed	92,900
Investment advisory fees	63,370
Administration fees	9,826
Distribution fees	1,905
Directors' fees	1,179
Other liabilities	177,894
Total Liabilities	4,655,284
NET ASSETS	$171,369,331
NET ASSETS consist of:
Paid-in capital	$160,363,034
Dividends in excess of net investment income	(566,215)
Accumulated undistributed net realized gain	932,409
Net unrealized appreciation	10,640,103
$171,369,331

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2014 (Unaudited)

CLASS A SHARES:
NET ASSETS	$36,775,787
Shares issued and outstanding ($0.001 par value common stock outstanding)	3,486,471
Net asset value and redemption price per share	$10.55
Maximum offering price per share ($10.55 ÷ 0.955)[a]	$11.05
CLASS C SHARES:
NET ASSETS	$11,109,390
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,057,526
Net asset value and offering price per share[b]	$10.51
CLASS I SHARES:
NET ASSETS	$115,491,320
Shares issued and outstanding ($0.001 par value common stock outstanding)	10,927,506
Net asset value, offering and redemption price per share	$10.57
CLASS R SHARES:
NET ASSETS	$129,375
Shares issued and outstanding ($0.001 par value common stock outstanding)	12,223
Net asset value, offering and redemption price per share	$10.58
CLASS Z SHARES:
NET ASSETS	$7,863,459
Shares issued and outstanding ($0.001 par value common stock outstanding)	745,275
Net asset value, offering and redemption price per share	$10.55

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividend income (net of $77,213 of foreign withholding tax)	$1,100,486
Interest income	57,556
Total Investment Income	1,158,042
Expenses:
Investment advisory fees	519,813
Administration fees	77,185
Professional fees	71,095
Custodian fees and expenses	66,218
Distribution fees—Class A	31,295
Distribution fees—Class C	26,569
Distribution fees—Class R	434
Shareholder reporting expenses	53,224
Registration and filing fees	46,919
Shareholder servicing fees—Class A	12,518
Shareholder servicing fees—Class C	8,856
Shareholder servicing fess—Class I	7,703
Shareholder servicing fees—Class Z	6,152
Transfer agent fees and expenses	18,299
Directors' fees and expenses	11,407
Line of credit fees	695
Interest expense	279
Miscellaneous	9,405
Total Expenses	968,066
Reduction of Expenses (See Note 2)	(304,686)
Net Expenses	663,380
Net Investment Income	494,662
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,325,562
Futures contracts	1,693,364
Options	16,678
Foreign currency transactions	(9,258)
Net realized gain	3,026,346
Net change in unrealized appreciation (depreciation) on:
Investments	7,147,096
Futures contracts	980,494
Foreign currency translations	(342)
Net change in unrealized appreciation (depreciation)	8,127,248
Net realized and unrealized gain	11,153,594
Net Increase in Net Assets Resulting from Operations	$11,648,256

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
Change in Net Assets:
From Operations:
Net investment income	$494,662	$696,061
Net realized gain (loss)	3,026,346	(4,843,364)
Net change in unrealized appreciation (depreciation)	8,127,248	870,247
Net increase (decrease) in net assets resulting from operations	11,648,256	(3,277,056)
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(125,066)	(124,854)
Class C	(15,753)	(4,054)
Class I	(520,334)	(645,774)
Class R	(171)	(598)
Class Z	(30,456)	(82,796)
Tax return of capital:
Class A	—	(24,823)
Class C	—	(8,556)
Class I	—	(119,113)
Class R	—	(26)
Class Z	—	(11,238)
Total dividends and distributions to shareholders	(691,780)	(1,021,832)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	60,504,599	30,600,066
Total increase in net assets	71,461,075	26,301,178
Net Assets:
Beginning of period	99,908,256	73,607,078
End of period[a]	$171,369,331	$99,908,256

a  Includes dividends in excess of net investment income of $566,215 and $369,097, respectively.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the consolidated financial statements. It should be read in conjunction with the consolidated financial statements and notes thereto.

	Class A
Per Share Operating Performance:	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Period January 31, 2012[a] through December 31, 2012
Net asset value, beginning of period	$9.62	$10.03	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.03	0.06	0.06
Net realized and unrealized gain (loss)	0.94	(0.39)	0.10
Total from investment operations	0.97	(0.33)	0.16
Less dividends and distributions to shareholders from:
Net investment income	(0.04)	(0.06)	(0.13)
Tax return of capital	—	(0.02)	—
Total dividends and distributions to shareholders	(0.04)	(0.08)	(0.13)
Net increase (decrease) in net asset value	0.93	(0.41)	0.03
Net asset value, end of period	$10.55	$9.62	$10.03
Total investment return[c,d]	10.04%[e]	–3.22%	1.66%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$36.8	$17.8	$4.6
Ratio of expenses to average daily net assets (before expense reduction)	1.86%[f]	2.13%	2.40%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	1.35%[f]	1.35%	1.35%[f]
Ratio of net investment income (loss) to average daily assets (before expense reduction)	0.18%[f]	(0.21)%	(0.43)%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	0.69%[f]	0.57%	0.62%[f]
Portfolio turnover rate	50%[e]	145%	128%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
Per Share Operating Performance:	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Period January 31, 2012[a] through December 31, 2012
Net asset value, beginning of period	$9.60	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(0.00)[c]	(0.01)	0.00
Net realized and unrealized gain (loss)	0.93	(0.37)	0.09
Total from investment operations	0.93	(0.38)	0.09
Less dividends and distributions to shareholders from:
Net investment income	(0.02)	(0.00)[c]	(0.09)
Tax return of capital	—	(0.02)	—
Total dividends and distributions to shareholders	(0.02)	(0.02)	(0.09)
Net increase (decrease) in net asset value	0.91	(0.40)	0.00
Net asset value, end of period	$10.51	$9.60	$10.00
Total investment return[d,e]	9.64%[f]	–3.76%	0.97%[f]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11.1	$5.6	$3.8
Ratio of expenses to average daily net assets (before expense reduction)	2.51%[g]	2.78%	3.06%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	2.00%[g]	2.00%	2.00%[g]
Ratio of net investment loss to average daily assets (before expense reduction)	(0.47)%[g]	(0.93)%	(1.11)%[g]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	0.04%[g]	(0.14)%	(0.05)%[g]
Portfolio turnover rate	50%[f]	145%	128%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
Per Share Operating Performance:	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Period January 31, 2012[a] through December 31, 2012
Net asset value, beginning of period	$9.64	$10.04	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.05	0.08	0.09
Net realized and unrealized gain (loss)	0.93	(0.37)	0.11
Total from investment operations	0.98	(0.29)	0.20
Less dividends and distributions to shareholders from:
Net investment income	(0.05)	(0.09)	(0.16)
Tax return of capital	—	(0.02)	—
Total dividends and distributions to shareholders	(0.05)	(0.11)	(0.16)
Net increase (decrease) in net asset value	0.93	(0.40)	0.04
Net asset value, end of period	$10.57	$9.64	$10.04
Total investment return[c]	10.14%[d]	–2.83%	2.00%[d]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$115.5	$65.2	$63.7
Ratio of expenses to average daily net assets (before expense reduction)	1.53%[e]	1.79%	2.12%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.00%[e]	1.00%	1.00%[e]
Ratio of net investment income (loss) to average daily assets (before expense reduction)	0.49%[e]	0.05%	(0.17)%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.02%[e]	0.84%	0.95%[e]
Portfolio turnover rate	50%[d]	145%	128%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
Per Share Operating Performance:	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Period January 31, 2012[a] through December 31, 2012
Net asset value, beginning of period	$9.65	$10.06	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.02	0.09	0.04
Net realized and unrealized gain (loss)	0.92	(0.42)	0.11
Total from investment operations	0.94	(0.33)	0.15
Less dividends and distributions to shareholders from:
Net investment income	(0.01)	(0.06)	(0.09)
Tax return of capital	—	(0.02)	—
Total dividends and distributions to shareholders	(0.01)	(0.08)	(0.09)
Net increase (decrease) in net asset value	0.93	(0.41)	0.06
Net asset value, end of period	$10.58	$9.65	$10.06
Total investment return[c]	9.89%[d,e]	–3.29%	1.54%[e]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$129.0	$150.0	$1.0
Ratio of expenses to average daily net assets (before expense reduction)	2.01%[f]	2.28%	2.55%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	1.50%[f]	1.50%	1.50%[f]
Ratio of net investment income (loss) to average daily assets (before expense reduction)	(0.08)%[f]	0.12%	(0.55)%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	0.43%[f]	0.89%	0.46%[f]
Portfolio turnover rate	50%[e]	145%	128%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect adjustments in accordance with accounting principles generally accepted in the United States of America. The net asset value for financial reporting purposes and the returns based upon those net asset values differ from the net asset value and returns reported on June 30, 2014.

e  Not annualized.

f  Annualized.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
Per Share Operating Performance:	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013	For the Period January 31, 2012[a] through December 31, 2012
Net asset value, beginning of period	$9.62	$10.03	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.03	0.07	0.06
Net realized and unrealized gain (loss)	0.94	(0.38)	0.11
Total from investment operations	0.97	(0.31)	0.17
Less dividends and distributions to shareholders from:
Net investment income	(0.04)	(0.08)	(0.14)
Tax return of capital	—	(0.02)	—
Total dividends and distributions to shareholders	(0.04)	(0.10)	(0.14)
Net increase (decrease) in net asset value	0.93	(0.41)	0.03
Net asset value, end of period	$10.55	$9.62	$10.03
Total investment return[c]	10.09%[d]	–3.03%	1.73%[d]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.9	$11.1	$1.5
Ratio of expenses to average daily net assets (before expense reduction)	1.66%[e]	1.93%	2.12%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.15%[e]	1.15%	1.15%[e]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.10%[e]	(0.03)%	(0.31)%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	0.61%[e]	0.75%	0.68%[e]
Portfolio turnover rate	50%[d]	145%	128%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Real Assets Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on October 25, 2011 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Fund's investment objective is to achieve attractive total returns over the long term and to maximize real returns during inflationary environments. The Fund had no operations until January 17, 2012 when it sold 100 shares each of Class A, C, R and Z and 9,600 shares of Class I for $100,000 to Cohen & Steers Capital Management, Inc. (the investment advisor). Investment operations commenced on January 31, 2012. The authorized shares of the Fund are divided into five classes designated Class A, C, I, R and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares.)

Cohen & Steers Real Assets Fund Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, was incorporated on November 22, 2011 and commenced operations on January 31, 2012. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund, consistent with the Fund's investment objectives and policies as described in the Fund's prospectus. The Fund expects that it will achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the Fund, the Subsidiary may invest without limitation in commodities. As of June 30, 2014, the Fund held $32,047,407 in the Subsidiary, representing 18.7% of the Fund's net assets. During the six months ended June 30, 2014, the Subsidiary generated realized gains of $1,669,614. The Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. The financial statements have been consolidated and include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of June 30, 2014.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$104,115,662	$104,115,662	$—	$—
Preferred Securities— $25 Par Value— United States	4,646,994	2,615,975	2,031,019	—
Preferred Securities— $25 Par Value— Other Countries	1,865,721	1,865,721	—	—

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities— Capital Securities	$4,389,676	$—	$4,389,678	$—
Corporate Bonds	4,595,502	—	4,595,502	—
Purchased Call Options	9,056	9,056	—	—
Warrants—Hong Kong	3,416	3,416	—	—
Short-Term Instruments	39,899,566	—	39,899,566	—
Total Investments[a]	$159,525,595	$108,609,830	$50,915,765	$—
Futures Contracts	$2,278,657	$2,278,657	$—	$—
Total Appreciation in Other Financial Instruments[a]	$2,278,657	$2,278,657	$—	$—
Futures Contracts	$(1,171,622)	$(1,171,622)	$—	$—
Total Depreciation in Other Financial Instruments[a]	$(1,171,622)	$(1,171,622)	$—	$—

a  Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Distributions from Master Limited Partnerships (MLPs) are recorded as income and return of capital based on information reported by the MLPs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the MLPs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

acts as the counterparty to futures transactions; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund's FCM for the purpose of trading in commodity futures contracts, options and interests therein (including, without limitation, exchange for physical transactions, exchange for swap transactions, block trades and other cleared derivative transactions.)

Options: The Fund may purchase call or put options. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

The Fund writes call options on an index and may write put options on an index and put and covered call options on securities with the intention of earning option premiums. Option premiums may increase the Fund's realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

At June 30, 2014, the Fund did not have any written option contracts outstanding.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Distributions paid by the Fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2014, the investment advisor considers it likely that a portion of the distributions will be reclassified to return of capital upon the final determination of the Fund's taxable income after December 31, 2014, the Fund's fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain non-U.S. markets are subject to non-U.S. taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential non-U.S. taxes due upon the sale of these securities. Management has analyzed the Fund's federal tax positions as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2014, no additional provisions for income tax are required in the Fund's consolidated financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. The Subsidiary's taxable income, including net gains, is included, as ordinary income, in the calculation of the Fund's taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's and Subsidiary's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.90% of the average daily net assets of the Fund.

For the six months ended June 30, 2014, and through June 30, 2015, the investment advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred (excluding acquired fund fees and expenses and extraordinary expenses) so that the Fund's total annual operating expenses, which include the expenses of the Subsidiary, do not exceed 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.50% for Class R shares and 1.15% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor. For the six months ended June 30, 2014, fees waived and/or expenses reimbursed totaled $304,686.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average daily assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the average daily net assets of the Fund. For the six months ended June 30, 2014, the Fund incurred $46,206 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2014, the Fund has been advised that the distributor received $8,701 in sales commissions from the sale of Class A shares and $2,550 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on this class are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of this class, including payments to dealers and other financial intermediaries for selling this class.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A shares, up to 0.25% of the average daily net assets of the Fund's Class C shares, up to 0.10% of the average daily net assets of the Fund's Class I shares and up to 0.15% of the average daily net assets of the Fund's Class Z shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $689 for the six months ended June 30, 2014.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Other: At June 30, 2014, the investment advisor and affiliated persons of the investment advisor owned 30% of the Fund's outstanding shares. Investment activities of these shareholders could have a significant impact on the Fund. In addition, a person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of the Fund may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or terms of the investment advisory agreement with the investment advisor.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2014, totaled $82,262,243 and $41,429,289, respectively.

Transactions in written options for the six months ended June 30, 2014, were as follows:

	Number of Contracts	Premiums
Options outstanding at December 31, 2013	—	$—
Options written	20	29,939
Options terminated in closing transactions	(20)	(29,939)
Options outstanding at June 30, 2014	—	$—

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2014 and the effect of derivatives held during the six months ended June 30, 2014, along with the respective location in the consolidated financial statements. The volume of activity for written options for the six months ended June 30, 2014 is summarized in Note 3.

Consolidated Statement of Assets and Liabilities
	Assets			Liabilities
Derivatives	Location	Fair Value		Location	Fair Value
Commodity Contracts:
Futures Contracts[a]	Receivable for variation margin on futures contracts	$1,107,035	[b]	—	$

a  Futures contracts executed with Morgan Stanley & Co. LLC are not subject to a master netting arrangement or another similar agreement.

b  Includes cumulative appreciation (depreciation) on futures contracts as reported on the Consolidated Schedule of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day variation margin receivable from broker.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Consolidated Statement of Operations
Derivatives	Location	Realized Gain	Change in Unrealized Appreciation
Commodity Contracts:
Futures Contracts	Net Realized and Unrealized Gain (Loss)	$1,693,364	$980,494
Equity Contracts:
Written Options	Net Realized and Unrealized Gain (Loss)	16,678	—

The following summarizes the volume of the Fund's futures contracts activity during the six months ended June 30, 2014:

Futures Contracts
Average Notional Balance—Long	$42,614,890
Average Notional Balance—Short	(14,262,008)
Ending Notional Balance—Long	22,356,857
Ending Notional Balance—Short	(11,244,025)

Note 5. Income Tax Information

As of June 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$149,992,391
Gross unrealized appreciation	$10,490,169
Gross unrealized depreciation	(956,965)
Net unrealized appreciation	$9,533,204

As of December 31, 2013, the Fund had a net capital loss carryforward of $1,968,807 which may be used to offset future capital gains. These losses are comprised of a short-term capital loss carryover of $665,696 and a long-term capital loss carryover of $1,303,111 which under federal income tax rules, may offset capital gains recognized in any future period. In addition, the Fund incurred long-term capital losses of $118,028 and net ordinary losses of $289,723 after October 31, 2013, that it has elected to treat as arising in the following fiscal year.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Capital Stock

The Fund is authorized to issue 1 billion shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2014		For the Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class A:
Sold	1,762,245	$17,817,532	1,928,770	$19,156,267
Issued as reinvestment of dividends and distributions	10,748	113,391	15,302	141,802
Redeemed	(138,928)	(1,385,389)	(552,944)	(5,292,207)
Net increase	1,634,065	$16,545,534	1,391,128	$14,005,862
Class C:
Sold	541,923	$5,511,433	338,783	$3,292,420
Issued as reinvestment of dividends and distributions	630	6,628	722	6,682
Redeemed	(66,374)	(657,128)	(141,723)	(1,361,464)
Net increase	476,179	$4,860,933	197,782	$1,937,638
Class I:
Sold	4,398,093	$45,571,059	2,003,126	$19,760,743
Issued as reinvestment of dividends and distributions	11,471	121,241	8,492	79,020
Redeemed	(249,350)	(2,491,473)	(1,587,871)	(15,125,372)
Net increase	4,160,214	$43,200,827	423,747	$4,714,391
Class R:
Sold	8,429	$83,920	15,486	$148,592
Issued as reinvestment of dividends and distributions	6	67	63	590
Redeemed	(11,860)	(121,799)	(20)	(197)
Net increase (decrease)	(3,425)	$(37,812)	15,529	$148,985

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2014		For the Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class Z:
Sold	193,955	$1,968,636	1,095,724	$10,613,190
Issued as reinvestment of dividends and distributions	2,707	28,557	7,565	70,376
Redeemed	(609,469)	(6,062,076)	(92,687)	(890,376)
Net increase (decrease)	(412,807)	$(4,064,883)	1,010,602	$9,793,190

Note 7. Borrowings

The Fund, in conjunction with other Cohen & Steers open-end funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 23, 2015. The Fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2014, the Fund did not borrow under the credit agreement.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

The Fund and its Subsidiary are commodity pools under the Commodity Exchange Act. The investment advisor has registered with the CFTC as a commodity pool operator with respect to the Fund and the Subsidiary. Because of its management of other strategies, the Fund's investment advisor is also registered with the CFTC as a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund's investment strategies.

CFTC rules with respect to disclosure, reporting and recordkeeping requirements are evolving. Compliance with any new disclosure, reporting and recordkeeping requirements could increase Fund expenses.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2014 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS REAL ASSETS FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess could be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

Changes to the Board of Directors

Effective June 30, 2014, Martin Cohen ceased being a Director and officer of the Fund. The Board of Directors has elected Joseph M. Harvey as a Director of the Fund.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a telephonic meeting of the Board of Directors held on June 11, 2014 and at a meeting held in person on June 17, 2014, the Advisory Agreements were discussed and, except as noted below, were unanimously continued for a term ending June 30, 2015 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by the Fund's investment advisor (the Investment Advisor) and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the

COHEN & STEERS REAL ASSETS FUND, INC.

year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors affiliated with the Investment Advisor (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and, for the Investment Advisor, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Advisor's and Subadvisor's personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Advisor's and Subadvisors's ability to attract qualified and experienced personnel, noting recent changes to the Fund's Portfolio Management team. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and Subadvisors: The Board of Directors considered the investment performance of the Fund versus Peer Funds and compared to a relevant blended benchmark index. The Board of Directors noted that the Fund underperformed the Peer Funds' median and blended benchmark for the one-year period ended March 31, 2014, ranking the Fund in the fifth quintile. The Board of Directors further considered the Fund's performance across the one-year period versus a group of other open-end funds compiled by the Investment Advisor, and noted that the Fund underperformed the median performance of those funds for the one-year period ended March 31, 2014, ranking six out of nine. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the period. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance, including the effect on performance of the Fund's former subadvisors. The Board of Directors further considered the recent changes to the Fund's portfolio management team, and also noted that because the Fund is relatively new it does not have a lengthy performance history. The Board of Directors then determined that Fund performance, in light of all considerations noted above, was satisfactory.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: Next, the Board of Directors considered the advisory fees and administrative fees payable by the Fund as well as total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual management fee and net expense

COHEN & STEERS REAL ASSETS FUND, INC.

ratio were lower than the Peer Funds' medians, ranking in the first quintiles for each. The Board of Directors also noted that the Fund's contractual management fee was higher than the Peer Funds' median, ranking in the fourth quintile. The Board of Directors considered that the Investment Advisor is waiving its fees and/or reimbursing expenses to limit the overall operating expenses of the Fund. The Board of Directors further considered the Fund's expenses versus a group of open-end funds selected by the Investment Advisor, and noted that the Fund's actual management fee was lower than the median of the group, ranking three out of nine, the net expense ratio represented the median of the group, ranking five out of nine, and the Fund's contractual management fee was the highest of the Peer Funds, ranking nine out of nine. The Board of Directors, in considering the Fund's fees and expenses, took into account the additional complexity associated with managing a Fund with multiple investment disciplines. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. The Board of Directors concluded that the Fund's expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving its fee and/or reimbursing expenses of the Fund. Since the Subadvisors are paid by the Investment Advisor and not by the Fund, the Board of Directors considered the profitability of the Investment Advisor as a whole, and the Board of Directors did not consider the Subadvisors' separate profitability to be relevant to their considerations. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the administration agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors noted that because of the Fund's small size, the operating expenses continue to be subsidized, and the Fund is not yet profitable to the Investment Advisor.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreements to those under the Investment Advisor's other advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors

COHEN & STEERS REAL ASSETS FUND, INC.

also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuance of the Advisory Agreements.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800-330-7348

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open- and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS REAL ESTATE SECURITIES FUND
(FORMERLY KNOWN AS "COHEN & STEERS
REALTY INCOME FUND")

  •  Designed for investors seeking total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLOZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

*  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS REAL ASSETS FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Co-Chairman

Martin Cohen
Director and Co-Chairman

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

Vincent L. Childers
Vice President

Jon Cheigh
Vice President

Joseph M. Harvey
Vice President

Yigal D. Jhirad
Vice President

Nick Koutsoftas
Vice President

Francis C. Poli
Secretary

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

Tina M. Payne
Assistant Secretary

Neil Bloom
Assistant Treasurer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—RAPAX
Class  C—RAPCX
Class  I—RAPIX
Class  R—RAPRX
Class  Z—RAPZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Assets Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

REAL ASSETS FUND

280 PARK AVENUE

NEW YORK, NY 10017

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RAPAXSAR

Semiannual Report June 30, 2014

Cohen & Steers Real Assets Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: August 28, 2014